Earnings per share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings per share
Schedule of computation of basic and diluted earnings per common share

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
(Millions, except share and per share information)	2018	2017	2018	2017
Numerator:
Net income (loss)	$(27.7)	$(172.3)	$113.8	$(155.4)
Less: Income attributable to non-controlling interests	(0.3)	(4.2)	(0.9)	(13.2)
Less: Accrued dividends on Series A redeemable preference shares	—	(2.5)	(2.6)	(3.5)
Net income (loss) available for dividends out of undistributed earnings	$(28.0)	$(179.0)	$110.3	$(172.1)
Less: Earnings attributable to Series A redeemable preference shares	—	—	(4.5)	—
Net income (loss) available to Sirius Group common shareholders	$(28.0)	$(179.0)	$105.8	$(172.1)
Denominator:
Weighted average shares outstanding for basic and diluted earnings per share	120,000,000	120,000,000	120,000,000	120,000,000
Earnings per share
Basic earnings per share	$(0.23)	$(1.49)	$0.88	$(1.43)
Diluted earnings per share	$(0.23)	$(1.49)	$0.88	$(1.43)

	2017	2016	2015
	(Millions, except share and per share information)
Numerator:
Net (loss) income	$(136.3)	$51.8	$310.0
Less: Income attributable to non-controlling interests	(13.7)	(19.3)	(18.8)
Less: Accrued dividends on Series A redeemable preference shares	(6.1)	—	—
Net (loss) income attributable to Sirius Group common shareholders	$(156.1)	$32.5	$291.2
Denominator:
Weighted average shares outstanding for basic and diluted earnings per share(1)	120,000,000	120,000,000	120,000,000
Earnings (loss) per share
Basic earnings per share	$(1.30)	$0.27	$2.43
Diluted earnings per share	$(1.30)	$0.27	$2.43
(1)	On April 27, 2016, the Company split its common shares by a multiple of 10,000 resulting in 120,000,000 common shares. The stock split has been applied retroactively to 2015.